FEDERATED
                                                                 BOND INDEX
                                                                       FUND

                                                         SEMI-ANNUAL REPORT
                                                            TO SHAREHOLDERS
                                                          NOVEMBER 30, 1996

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 313909103
Cusip 313909202
G01738-02 (1/97)
PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Bond Index Fund, which covers the period from June 1, 1996 through November 30, 1996.

Over the period, Federated Bond Index Fund produced a total return of 7.05% for Institutional Shares and 6.91% for Institutional Service Shares.* Dividends per share totaled $0.24 for Institutional Shares and $0.23 for Institutional Service Shares. The net asset value of both share classes increased from $6.96 on the first day of the period to $7.20 on the last day. Total assets also increased by more than $6.4 million to reach $13.9 million on the last day of the period.

Federated Bond Index Fund pursues the investment performance of the overall bond market as measured by the Lehman Brothers Aggregate Bond Index.** This index is a benchmark for broad bond market performance and includes U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities.

To efficiently pursue the performance of this index, Federated Bond Index Fund invests all of its assets in Bond Index Portfolio, a mutual fund with the same investment objective.+ At the end of the period, the assets of the Bond Index Portfolio were well diversified across U.S. Treasury notes and bonds (48%), mortgage-backed securities (28.1%), corporate bonds (16.2%), government agency securities (5.4%), asset-backed securities (0.7%), and a repurchase agreement (0.6%).

Thank you for joining other investors who have entrusted more than $13 million to this fund to pursue the performance potential of bonds. As always, we welcome your comments or questions.

Sincerely,


J. Christopher Donahue
President
January 15, 1997

 * Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Lehman Brothers Aggregate Bond Index is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities comprised of U.S. Treasury and agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Investments cannot be made in an index.

 + Federated Bond Index Fund, Institutional Shares and Institutional Service
   Shares, invests all of its assets through a two-tier Hub and Spoke(R) fund structure (Hub and Spoke(R) is a registered service mark of Signature Financial Group, Inc. and is used under a license with Federated Services Company).

INVESTMENT REVIEW

The period from June 1, 1996 to November 30, 1996 was marked by a sharp drop in interest rates. The 1-Year Treasury bill and the 2-Year Treasury note experienced yield decreases of 39 basis points and 65 basis points, to 5.35% and 5.58%, respectively. At the longer end of the yield curve, the yield of the 10-Year Treasury note declined by 80 basis points to 6.05%, while the benchmark 30-Year bond ended the period at 6.36%, which corresponds to a drop in yield of 63 basis points. As a result of the greater yield reduction for longer maturities, the yield curve flattened with the 2-Year/10-Year spread decreasing by 15 basis points to 47 basis points.

Strong economic growth in the early part of the period raised fears that the Federal Reserve Board (the "Fed") would soon increase the federal funds rate. However, softening retail sales during the summer slowed down economic growth. This slowdown combined with subdued inflation to keep the Fed on hold during the period. The deceleration in third quarter Gross Domestic Product was prompted by the sharp slowdown in consumer spending, which dropped from a strong 3.5% rate during the first half of 1996 to a meager 0.4% rate in the third quarter. However, the reduction in consumer spending may only represent a pause following strong spending earlier in the year. The unemployment rate has continued to hover at record lows, and consumer confidence measures are currently at seven-year highs. The tightness in the labor markets is also reflected in the acceleration in average hourly earnings, which showed a year-over-year increase of 3.5% at the end of November after having remained below 3% for most of 1995. Hence, creeping wage pressures could percolate into overall inflation unless the wage increases are offset by a corresponding increase in productivity.

The deterioration in the trade balance was another contributor to the slowdown in Gross Domestic Product in the second half of 1996. This resulted from the slow growth in Europe and the growth slowdown in Asia which led to weak U.S. export gains. However, relaxed monetary policies in these regions should result in a growth pick-up in 1997 leading to faster U.S. export gains and an improved trade balance and a resulting positive contribution to Gross Domestic Product.

Sharply lower interest rates during the reporting period caused the mortgage-backed securities sector in the Lehman Brothers Aggregate Bond Index, with a total return for the period of 6.99%, to lag the other sectors in the index. Since the beginning of 1996, however, the mortgage-backed securities sector has by far been the best performing sector. Government National Mortgage Association securities continued to outperform conventional mortgage-backed securities by 10 to 13 basis points during the period. Corporate bonds reported the best total return for the period with a return of 8.60%. Within the corporate sector, bonds rated Baa bolstered by steady economic growth and low inflation continued to outperform higher quality bonds by 58 to 93 basis points. Long Yankees were the best performing sub-sector in corporate bonds, helped by the significant spread tightening in selected sovereigns. These bonds tightened by 24 basis points to the 30-Year Treasury bond. For the six-month period ended November 30, 1996, the Institutional Shares of the fund had a total return of 7.05%* compared to a return of 7.31% for the Lehman Brothers Aggregate Bond Index. The total return for Institutional Service Shares of the fund, for the same period, was 6.91%.*

The lower yields by the end of November 1996 could provide further impetus to the interest rate sensitive sectors of the economy, such as housing, during 1997. As a result, yields could face upward pressures in the new year unless the already high levels of consumer debt dampen consumer spending. Depending on the changes that are expected to take place in the level of interest rates, in the shape of the yield curve and in spreads, the fund will be restructured to continue its close tracking of the Lehman Brothers Aggregate Bond Index.

* Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED BOND INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $13,354,710)                   $ 13,615,784
 Income receivable                                                                                      347,550
 Prepaid expenses                                                                                        12,123
    Total assets                                                                                     13,975,457
 LIABILITIES:
 Income distribution payable                                                           $68,811
 Accrued expenses                                                                       17,777
    Total liabilities                                                                                    86,588
 Net Assets for 1,927,709 shares outstanding                                                       $ 13,888,869
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $ 13,615,467
 Net unrealized appreciation of investments                                                             261,074
 Accumulated net realized gain on investments and futures                                                12,328
    Total Net Assets                                                                               $ 13,888,869
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $13,878,518 / 1,926,272 shares outstanding                                                               $7.20
 INSTITUTIONAL SERVICE SHARES:
 $10,352 / 1,437 shares outstanding                                                                       $7.20

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND INDEX FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                             $ 337,781
 EXPENSES:
 Administrative personnel and services fee                                            $ 45,000
 Custodian fees                                                                          5,982
 Transfer and dividend disbursing agent fees and expenses                               16,360
 Directors'/Trustees' fees                                                                 590
 Auditing fees                                                                           1,239
 Legal fees                                                                              3,100
 Portfolio accounting fees                                                              25,668
 Share registration costs                                                               12,184
 Printing and postage                                                                    2,212
 Miscellaneous                                                                           6,645
      Total expenses                                                                   118,980
 Reimbursement of other operation expenses                                            (114,622)
            Net expenses                                                                                  4,358
                      Net investment income                                                             333,423
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                        12,123
 Net change in unrealized appreciation of investments                                                   341,891
      Net realized and unrealized gain on investments                                                   354,014
            Change in net assets resulting from operations                                            $ 687,437


(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                     SIX MONTHS
                                                                                        ENDED          PERIOD
                                                                                     (UNAUDITED)       ENDED
                                                                                    NOVEMBER 30,       MAY 31,
                                                                                        1996           1996*

 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                               $ 333,423         $ 40,256
 Net realized gain (loss) on investments
 ($12,123 and $0, respectively, as computed for federal tax purposes)                   12,123              206
 Net change in unrealized appreciation (depreciation)                                  341,891          (80,811)
  Change in net assets resulting from operations                                       687,437          (40,349)
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                                (333,236)         (40,252)
  Institutional Service Shares                                                            (188)              (4)
   Change in net assets resulting from distributions to
   shareholders                                                                       (333,424)         (40,256)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                       14,306,493        7,689,089
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                 19,066            5,918
 Cost of shares redeemed                                                            (8,200,340)        (304,765)
  Change in net assets resulting from share transactions                             6,125,219        7,390,242
   Change in net assets                                                              6,479,232        7,309,637
 NET ASSETS:
 Beginning of period                                                                 7,409,637          100,000
 End of period                                                                    $ 13,888,869      $ 7,409,637

* For the period from February 22, 1996 (start of performance) to May 31,
  1996.


(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND INDEX FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      SIX MONTHS
                                                                                        ENDED           PERIOD
                                                                                     (UNAUDITED)         ENDED
                                                                                     NOVEMBER 30,       MAY 31,
                                                                                         1996           1996(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 6.96           $ 7.25
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                   0.24             0.12
  Net realized and unrealized gain (loss) on investments                                  0.24            (0.29)
  Total from investment operations                                                        0.48            (0.17)
 LESS DISTRIBUTIONS --
  Distributions from net investment income                                               (0.24)           (0.12)
 NET ASSET VALUE, END OF PERIOD                                                         $ 7.20           $ 6.96
 TOTAL RETURN(B)                                                                          7.05%           (2.32%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                0.09%*           0.09%*
  Net investment income                                                                   6.86%*           7.01%*
  Expense waiver/reimbursement(c)                                                         2.36%*           8.18%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                              $13,879           $7,409

* Computed on an annualized basis.

(a) Reflects operations for the period from February 22, 1996 (start of performance) to May 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND INDEX FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      SIX MONTHS
                                                                                        ENDED          PERIOD
                                                                                     (UNAUDITED)       ENDED
                                                                                     NOVEMBER 30,      MAY 31,
                                                                                         1996          1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 6.96           $ 7.25
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                   0.23             0.12
  Net realized and unrealized gain (loss) on investments                                  0.24            (0.29)
  Total from investment operations                                                        0.47            (0.17)
 LESS DISTRIBUTIONS --
  Distributions from net investment income                                               (0.23)           (0.12)
 NET ASSET VALUE, END OF PERIOD                                                         $ 7.20           $ 6.96
 TOTAL RETURN(B)                                                                          6.91%           (2.32%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                0.09%*           0.09%*
  Net investment income                                                                   6.61%*           7.01%*
  Expense waiver/reimbursement(c)                                                         2.36%*           8.18%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                  $10             $0.2


* Computed on an annualized basis.

(a) Reflects operations for the period from February 22, 1996 (start of performance) to May 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INVESTMENT TRUST
FEDERATED BOND INDEX FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust currently consists of one fund. The financial statements included herein are only those of Federated Bond Index Fund (the "Fund"), a diversified portfolio. The Fund offers two classes of shares:
Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities. The Fund seeks to achieve its investment objective by investing all of its assets in Bond Index Portfolio, a portfolio (the "Portfolio") of Federated Investment Portfolios, an open-end diversified management investment company. The Fund has the same investment objective and policies as the Portfolio. The value of the Fund's investment reflects it proportionate beneficial interest in the net assets of the Portfolio. At November 30, 1996, the Fund's beneficial interest in the Portfolio was 49.7%.

Federated Research Corp. is the investment adviser for the Portfolio. Federated Research Corp. has delegated the daily management of the security holdings of the Portfolio to the investment manager, United States Trust Company of New York ("U.S. Trust"), acting as subadviser. The advisory fee is charged to the Portfolio.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS -- Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

INVESTMENT INCOME -- The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated to the Fund and other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS -- Dividends equal to all or substantially all of the Fund's net investment income will be declared daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually.

FEDERAL INCOME TAXES -- It is the policy of the Fund to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute each year substantially all of its taxable income to its shareholders. For Federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification. Net capital losses of the Fund of $323 attributable to security transactions incurred after October 31, 1995, are treated as arising on June 1, 1996, the first day of the Fund's next taxable year.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:


                                                                  SIX MONTHS ENDED             PERIOD ENDED
                                                                  NOVEMBER 30, 1996           MAY 31, 1996*
 INSTITUTIONAL SHARES                                 SHARES            AMOUNT         SHARES         AMOUNT
Shares sold                                        2,026,297        $ 14,271,714     1,093,118      $ 7,688,791
 Shares issued to shareholders in payment of
 distributions declared                                2,696              18,943           846            5,915
 Shares redeemed                                  (1,166,918)         (8,175,229)      (43,560)        (304,664)
  Net change resulting from
  Institutional Share transactions                   862,075         $ 6,115,428     1,050,404      $ 7,390,042


* For the period from February 22, 1996 (date of initial public offering) to May 31, 1996.


                                                                SIX MONTHS ENDED              PERIOD ENDED
                                                                NOVEMBER 30, 1996             MAY 31, 1996*
 INSTITUTIONAL SERVICE SHARES                         SHARES           AMOUNT          SHARES            AMOUNT
 Shares sold                                           4,983           $ 34,779            41              $298
 Shares issued to shareholders in payment of
 distributions declared                                   18                123             1                 3
 Shares redeemed                                      (3,592)           (25,111)          (14)             (101)
  Net change resulting from
  Institutional Service Share transactions             1,409            $ 9,791            28              $200
  Net change resulting from Trust Share
  transactions                                       863,484        $ 6,125,219     1,050,432        $7,390,242


* For the period from February 22, 1996 (date of initial public offering) to May 31, 1996.

4. TRANSACTIONS WITH AFFILIATES

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Master Agreement for Administration and Management Services, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average daily net assets of the Fund for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $60,000 per fund and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $50,230 were borne initially by FServ.

The Fund has agreed to reimburse FServ for the organizational expenses during the five-year period following effective date.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Additions and reductions in the Fund's investment in the Portfolio for the period ended November 30, 1996, were as follows:



ADDITIONS                                                      $13,369,823
REDUCTIONS                                                      $7,532,019



BOND INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)


     PRINCIPAL
      AMOUNT                                                                                                 VALUE

 ASSET-BACKED SECURITIES -- 0.7%
                 AUTOMOTIVE -- 0.7%
 $    185,881    Premier Auto Trust 1994-2, Class A3, 6.35%, 5/2/2000                                   $   186,578
                   TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $184,167)                                 186,578
 CORPORATE BONDS -- 16.2%
                 AUTOMOBILE -- 1.0%
      275,000    Ford Motor Co., Debenture, 7.125%, 11/15/2025                                              273,644
                 BEVERAGE & TOBACCO -- 2.8%
      275,000    Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005                                           281,517
      150,000    PepsiCo, Inc., Debenture, 7.625%, 12/18/1998                                               155,057
      350,000    Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                                           336,354
                   Total                                                                                    772,928
 COMMUNICATIONS -- 2.7%
      200,000    Lucent Technologies, Inc., Note, 7.25%, 7/15/2006                                          209,910
      250,000    Motorola, Inc., Debenture, 7.50%, 5/15/2025                                                267,092
      250,000    Sprint Corp., Note, 8.125%, 7/15/2002                                                      269,715
                   Total                                                                                    746,717
 DRUGS -- 0.9%
      250,000    American Home Products Corp., Note, 7.70%, 2/15/2000                                       261,942
 FINANCE -- 1.4%
      110,000    Bank of Boston Corp., Sub. Note, 6.625%, 12/1/2005                                         108,822
      250,000    Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015                                      271,547
                   Total                                                                                    380,369
 FINANCE - AUTOMOTIVE -- 1.0%
      300,000    General Motors Acceptance Corp., Note, 5.625%, 2/15/2001                                   292,773
 FOOD PRODUCTS -- 1.3%
      350,000    Nabisco, Inc., Unsecd. Note, 8.00%, 1/15/2000                                              367,283




    PRINCIPAL
      AMOUNT                                                                                                 VALUE
 CORPORATE BONDS -- CONTINUED
                 RETAILERS -- 2.2%

 $    300,000    Penney (J.C.) Co., Inc., Note, 7.375%, 6/15/2004                                       $   313,986
      300,000    Wal-Mart Stores, Inc., Unsecd. Note, 7.50%, 5/15/2004                                      319,848
                   Total                                                                                    633,834
 SOVEREIGN GOVERNMENT -- 1.9%
      300,000    Italy (Republic of), Debenture, 6.875%, 9/27/2023                                          294,348
      250,000    Quebec, Province of, Debenture, 7.125%, 2/9/2024                                           244,798
                   Total                                                                                    539,146
 UTILITIES -- 1.0%
      275,000    Duke Power Co., 1st Ref. Mtg., 7.50%, 8/1/2025                                             280,038
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $4,418,940)                                      4,548,674
 GOVERNMENT AGENCIES -- 5.4%
 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.4%
      200,000    7.23%, 12/17/2002                                                                          201,968
      175,000    7.90%, 9/19/2001                                                                           188,727
                   Total                                                                                    390,695
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.5%
      390,000    7.50%, 2/11/2002                                                                           414,983
 GOVERNMENT AGENCY -- 2.5%
      675,000    Private Export Funding Corp., 7.30%, 1/31/2002                                             710,748
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,484,936)                                  1,516,426
 MORTGAGE BACKED SECURITIES -- 28.1%
 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.0%
      455,147    6.50%, 2/1/2011                                                                            441,946
      322,029    7.00%, 5/1/2024                                                                            321,926
      317,440    7.00%, 6/1/2024                                                                            316,843
      497,823    7.50%, 6/1/2026                                                                            504,598
      397,909    8.50%, 3/1/2025                                                                            415,317
      245,836    9.00%, 4/1/2022                                                                            262,619
                   Total                                                                                  2,263,249



    PRINCIPAL
      AMOUNT                                                                                                     VALUE
 MORTGAGE BACKED SECURITIES -- CONTINUED
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.8%

 $    269,401    7.00%, 6/1/2009                                                                        $   272,543
      421,472    7.00%, 5/1/2024                                                                            419,892
      377,333    7.00%, 6/1/2024                                                                            375,563
      311,997    7.50%, 6/1/2011                                                                            318,527
      245,850    7.50%, 2/1/2026                                                                            248,692
      278,232    8.00%, 7/1/2002                                                                            286,665
      425,110    8.50%, 8/1/2023                                                                            446,498
      550,112    8.50%, 10/1/2026                                                                           573,316
      357,045    9.00%, 6/1/2025                                                                            377,796
                   Total                                                                                  3,319,492
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.3%
      504,601    7.50%, 6/15/2024                                                                           513,588
      448,714    7.50%, 6/15/2024                                                                           456,288
      491,799    7.50%, 6/15/2026                                                                           498,866
      475,000    8.00%, 8/15/2026                                                                           489,545
      140,230    9.50%, 1/15/2019                                                                           152,719
      195,179    9.50%, 10/15/2020                                                                          212,439
                   Total                                                                                  2,323,445
                   TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $7,668,135)                          7,906,186
 U.S. TREASURY SECURITIES -- 48.0%
 U.S. TREASURY BONDS -- 16.2%
    1,250,000    7.25%, 5/15/2004                                                                           1,344,725
    2,675,000    7.25%, 5/15/2016                                                                           2,912,834
      245,000    9.375%, 2/15/2006                                                                            301,963
                   Total                                                                                    4,559,522
 U.S. TREASURY NOTES -- 31.8%
    1,425,000    5.875%, 8/15/1998                                                                          1,432,125
      805,000    6.25%, 2/15/2003                                                                             819,337



    PRINCIPAL
      AMOUNT                                                                                                     VALUE
 U.S. TREASURY SECURITIES -- CONTINUED
 U.S. TREASURY NOTES -- CONTINUED

 $  1,075,000    6.50%, 5/31/2001                                                                       $   1,103,391
    1,800,000    7.00%, 4/15/1999                                                                           1,854,000
      825,000    7.125%, 10/15/1998                                                                           847,432
    1,000,000    8.875%, 5/15/2000                                                                          1,097,660
    1,700,000    9.00%, 5/15/1998                                                                           1,781,549
                   Total                                                                                    8,935,494
                   TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $13,176,976)                            13,495,016
 (A)REPURCHASE AGREEMENT -- 0.6%
         165,000 BT Securities Corp., 5.72%, dated 11/29/1996, due 12/2/1996
                 (AT AMORTIZED COST)                                                                          165,000
                   TOTAL INVESTMENTS (IDENTIFIED COST $27,098,154)(B)                                  $   27,817,880


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $27,098,154. The net unrealized appreciation of investments on a federal tax basis amounts to $719,726 which is comprised of $730,214 appreciation and $10,488 depreciation at November 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($28,117,876) at November 30, 1996.

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $27,098,154)                $ 27,817,880
 Cash                                                                                                  2,114
 Income receivable                                                                                   305,523
     Total assets                                                                                 28,125,517
 LIABILITIES:
 Accrued expenses                                                                                      7,641
 Net Assets                                                                                     $ 28,117,876
 NET ASSETS CONSIST OF:
 Paid in capital for beneficial interests                                                       $ 28,117,876


(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                       $ 916,705
 EXPENSES:
 Investment advisory fee                                                           $ 32,207
 Administrative personnel and services fee                                           30,000
 Custodian fees                                                                       5,274
 Auditing fees                                                                        4,386
 Legal fees                                                                           2,000
 Portfolio accounting fees                                                           28,629
 Share registration costs                                                               900
 Miscellaneous                                                                        1,624
    Total expenses                                                                  105,020
 Waivers and reimbursements --
    Waiver of investment advisory fee                                  $(32,207)
    Reimbursement of other operating expenses by Adviser                (47,048)
         Total waivers and reimbursements                                           (79,255)
                  Net expenses                                                                     25,765
                   Net investment income                                                          890,940
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                  38,995
 Net change in unrealized appreciation of investments                                             823,181
    Net realized and unrealized gain on investments                                               862,176
         Change in net assets resulting from operations                                       $ 1,753,116


(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                           ENDED
                                                                        (UNAUDITED)       YEAR ENDED
                                                                        NOVEMBER 30,        MAY 31,
                                                                            1996             1996

 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                 $    890,940      $ 1,141,277
 Net realized gain on investments                                            38,995          228,503
 Net change in unrealized appreciation (depreciation)                       823,181         (715,007)
  Change in net assets resulting from operations                          1,753,116          654,773
 TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
 Additions                                                               17,973,137       18,879,856
 Reductions                                                             (14,207,819)     (13,216,042)
  Net increase from transactions in investors' beneficial interest        3,765,318        5,663,814
   Total increase in Net Assets                                           5,518,434        6,318,587
 NET ASSETS:
 Beginning of period                                                     22,599,442       16,280,855
 End of period                                                          $28,117,876      $22,599,442


(See Notes which are an integral part of the Financial Statements)

FEDERATED INVESTMENT PORTFOLIOS
BOND INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Investment Portfolios (the "Portfolio Series") was organized as a Massachusetts business trust under a Declaration of Trust dated September 29, 1995. The Portfolio Series is currently comprised of one portfolio, Bond Index Portfolio (the "Portfolio"). The Declaration of Trust permits the Portfolio Series to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio, which began operations on January 2, 1996, is an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Portfolio is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PREDECESSOR PORTFOLIO -- Effective January 2, 1996 (the "Transaction Date") the Portfolio received all of the assets of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, which had invested all of its assets in Bond Market Portfolio (the "Predecessor Portfolio"), a portfolio of St. James Portfolios, having a market value of $16,913,859, in exchange for shares of beneficial interest in the Portfolio. These assets acquired represented substantially all of the Predecessor Portfolio's assets as of the Transaction Date. The Statement of Operations, Statement of Changes in Net Assets, and Selected Financial Data presented herein include the operations and Selected Financial Data of the Predecessor Portfolio for the periods prior to January 2, 1996.

INVESTMENT VALUATIONS -- Listed corporate bonds and other fixed-income and asset backed securities are valued at the last sale price reported on national securities exchanges. Unlisted bonds and short-term obligations are valued at the prices provided by an independent pricing service. Short-term securities obtained with remaining maturities of sixty days or less may be stated at amortized cost, which approximates market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to investors are recorded on the ex-dividend date.
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

REPURCHASE AGREEMENTS -- The Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolio's custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to a risk of loss in the event that the Portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

FEDERAL INCOME TAXES -- The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

OTHER -- Investment transactions are accounted for on the trade date.

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Research Corp., the Portfolio's investment adviser (the "Adviser"), is entitled to receive for its services an annual investment advisory fee equal to 0.25% of the Portfolio's average daily net assets. The Adviser has entered into a subadvisory contract with the United States Trust Company of New York ("U.S. Trust"). Under the terms of the subadvisory contract, the Adviser is obligated to pay U.S. Trust an annual investment advisory fee equal to 0.12% of the Portfolio's average daily net assets. For the six months ended November 30, 1996, the Adviser and U.S. Trust have voluntarily agreed to waive all of their fees.

ADMINISTRATIVE FEE -- Federated Administrative Services, Inc. ("FAS") provides the Portfolio with administrative personnel and services. The FAS fee is based upon 0.05% on the first $1 billion of average aggregate daily net assets of the Portfolio, subject to an annual minimum fee of $60,000.

PORTFOLIO ACCOUNTING FEE -- FAS maintains the Portfolio's accounting records for which it receives a fee. The fee is based on the level of the Portfolio's average daily net assets for the period, plus out of pocket expenses.

CUSTODIAN -- Effective June 5, 1996, State Street Bank & Trust Company became the custodian of the Portfolio's assets for which it receives a fee.

Prior to June 5, 1996, Investors Bank & Trust Company ("IBT") served as custodian of the Portfolio's assets pursuant to a Custody Agreement between IBT and the Portfolio.

GENERAL -- Certain of the Officers and Trustees of the Portfolio Series are Officers and Directors or Trustees of the above companies.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended November 30, 1996 were as follows:

COST OF PURCHASES                                                   $ 14,463,718
PROCEEDS FROM SALES                                                  $ 9,951,920

5. SELECTED FINANCIAL DATA

                                                               SIX MONTHS
                                                                  ENDED                YEAR ENDED
                                                               NOVEMBER 30,               MAY 31,
                                                                  1996                1996    1995(A)
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                                         0.20%*             0.09%     0.00%*
 Net investment income                                            6.99%*             7.00%     7.45%*
 Expense waiver/reimbursement(b)                                  0.62%*             0.89%     0.69%*
 SUPPLEMENTAL DATA
 Portfolio turnover                                                 40%                43%       67%


* Computed on an annualized basis.

(a) Reflects operations for the period from July 11, 1994 (date of initial public investment) to May 31, 1995.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
TRUSTEES

John F. Donahue
J. Christopher Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.